CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Statutory Reserves CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	Noncontrolling Interests CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	CNY (¥) shares	USD ($) shares
Balance at the beginning of period at Dec. 31, 2021	¥ 1,176	¥ 235	¥ (89)	¥ 49,390,486	¥ (1,521,871)		¥ (6,805,635)	¥ 0			¥ 41,064,302
Balance at the beginning of period (in shares) at Dec. 31, 2021 | shares	1,709,903,330	355,812,080
Balance at the beginning of period (in shares) at Dec. 31, 2021 | shares			(136,152,984)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 5	3,972	0		0	0			3,977
Exercise of share options and vesting of RSUs (in shares) | shares			5,928,902
Share-based compensation	0	0	¥ 0	2,053,165	0		0	0			2,053,165
Foreign currency translation adjustment, net of tax	0	0	0	0	1,327,761		0	0			1,327,761
Capital injection by noncontrolling interests	0	0	0	0	0		0	347,739			347,739
Share issuance, net of issuance costs	¥ 12	0	0	2,421,699	0		0	0			2,421,711
Share issuance, net of issuance costs (in shares) | shares	18,862,564
Net income (loss)	¥ 0	0	0	0	0		(2,012,215)	(20,133)			(2,032,348)
Balance at the end of period at Dec. 31, 2022	¥ 1,188	¥ 235	¥ (84)	53,869,322	(194,110)	¥ 0	(8,817,850)	327,606			45,186,307
Balance at the end of period (in shares) at Dec. 31, 2022 | shares	1,728,765,894	355,812,080
Balance at the end of period (in shares) at Dec. 31, 2022 | shares			(130,224,082)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 15	16,288	0	0	0	0			16,303
Exercise of share options and vesting of RSUs (in shares) | shares			23,166,744
Share-based compensation	0	0	¥ 0	2,378,689	0	0	0	0			2,378,689
Foreign currency translation adjustment, net of tax	0	0	0	0	(30,766)	0	0	0			(30,766)
Issuance of ordinary shares as treasury shares	¥ 21	0	¥ (21)	0	0	0	0	0			0
Issuance of ordinary shares as treasury shares (in shares) | shares			(29,300,000)
Issuance of ordinary shares as treasury shares (in shares) | shares	29,300,000
Share issuance, net of issuance costs	¥ 6	0	¥ 0	1,215,558	0	0	0	0			1,215,564
Share issuance, net of issuance costs (in shares) | shares	8,142,294
Appropriation to statutory reserves	¥ 0	0	0	0	0	444,585	(444,585)	0			0
Net income (loss)	0	0	0	0	0	0	11,704,133	104,992			11,809,125
Balance at the end of period at Dec. 31, 2023	¥ 1,215	¥ 235	¥ (90)	57,479,857	(224,876)	444,585	2,441,698	432,598			¥ 60,575,222
Balance at the end of period (in shares) at Dec. 31, 2023 | shares	1,766,208,188	355,812,080							1,766,208,188	355,812,080	1,985,662,930	1,985,662,930
Balance at the end of period (in shares) at Dec. 31, 2023 | shares			(136,357,338)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 16	15,861	0	0	0	0			¥ 15,877
Exercise of share options and vesting of RSUs (in shares) | shares			22,043,592								30,835,538	30,835,538
Share-based compensation	0	0	¥ 0	2,630,905	0	0	0	0			¥ 2,630,905
Foreign currency translation adjustment, net of tax	0	0	0	0	53,128	0	0	0			53,128
Issuance of ordinary shares as treasury shares (in shares) | shares									63,300,000
Appropriation to statutory reserves	0	0	0	0	0	313,887	(313,887)	0			0
Net income (loss)	0	0	0	0	0	0	8,032,350	12,900			8,045,250	$ 1,102,195
Balance at the end of period at Dec. 31, 2024	¥ 1,215	¥ 235	¥ (74)	¥ 60,126,623	¥ (171,748)	¥ 758,472	¥ 10,160,161	¥ 445,498			¥ 71,320,382	$ 9,770,853
Balance at the end of period (in shares) at Dec. 31, 2024 | shares	1,766,208,188	355,812,080							1,766,208,188	355,812,080	2,007,706,522	2,007,706,522
Balance at the end of period (in shares) at Dec. 31, 2024 | shares			(114,313,746)